Warrant liabilities (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loss on valuation of warrant liabilities	$ 29,337	$ 2,032
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Derivative liability increase in share price		$ 1.36
Top of range [member]
IfrsStatementLineItems [Line Items]
Derivative liability increase in share price		$ 12.07